Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Shares to be issued Common Shares	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	34,574,706
Beginning balance, value at Dec. 31, 2017	$ 34,575	$ 1,871,618	$ 0	$ (1,978,794)	$ (72,601)
Common stock issued for conversion of convertible debt and accrued interest, shares	313,686
Common stock issued for conversion of convertible debt and accrued interest, value	$ 313	548,638			548,951
Common stock issued for cash, shares	5,755,927
Common stock issued for cash, value	$ 5,756	10,067,116			10,072,872
Common stock to be issued for services, value			72,000		72,000
Common stock issued for services, shares	262,691
Common stock issued for services, value	$ 263	469,114			469,377
Net loss				(2,024,664)	(2,024,664)
Ending balance, shares at Dec. 31, 2018	40,907,010
Ending balance, value at Dec. 31, 2018	$ 40,907	12,956,486	72,000	(4,003,458)	$ 9,065,935
Common stock issued for compensation, shares	13,445
Common stock issued for compensation, value	$ 13	96,496	$ (96,509)
Common stock to be issued for services, shares			59,964		59,964
Common stock to be issued for services, value					$ 59,964
Common stock issued for acquisition, shares	39,286
Common stock issued for acquisition, value	$ 39	290,677			290,716
Stock options issued for services		172,900			172,900
Net loss				(1,905,117)	(1,905,117)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	13,516,559	$ 35,455	(5,908,575)	7,684,398
Beginning balance, shares at Dec. 31, 2018	40,907,010
Beginning balance, value at Dec. 31, 2018	$ 40,907	12,956,486	72,000	(4,003,458)	9,065,935
Common stock issued for prior period services, shares	10,133
Common stock issued for prior period services, value	$ 10	71,990	(72,000)
Common stock to be issued for services, value			50,709		50,709
Common stock issued for services, shares	3,312
Common stock issued for services, value	$ 3	24,506			24,509
Common stock issued for acquisition, shares	39,286
Common stock issued for acquisition, value	$ 39	290,676			290,716
Stock options issued for services		432,250			432,250
Net loss				(3,175,543)	(3,175,543)
Ending balance, shares at Dec. 31, 2019	40,959,741
Ending balance, value at Dec. 31, 2019	$ 40,959	13,775,908	50,709	(7,179,001)	6,688,575
Beginning balance, shares at Jun. 30, 2019	40,959,741
Beginning balance, value at Jun. 30, 2019	$ 40,959	13,343,659	23,491	(4,958,476)	8,449,633
Common stock to be issued for services, value			11,964		11,964
Stock options issued for services		172,900			172,900
Net loss				(950,099)	(950,099)
Ending balance, shares at Sep. 30, 2019	40,959,741
Ending balance, value at Sep. 30, 2019	$ 40,959	13,516,559	35,455	(5,908,575)	7,684,398
Beginning balance, shares at Dec. 31, 2019	40,959,741
Beginning balance, value at Dec. 31, 2019	$ 40,959	13,775,908	50,709	(7,179,001)	6,688,575
Common stock to be issued for services, value			36,000		36,000
Stock options issued for services		605,150			605,150
Net loss				(1,988,333)	(1,988,333)
Ending balance, shares at Sep. 30, 2020	40,959,741
Ending balance, value at Sep. 30, 2020	$ 40,959	14,381,058	86,709	(9,167,334)	5,341,392
Beginning balance, shares at Jun. 30, 2020	40,959,741
Beginning balance, value at Jun. 30, 2020	$ 40,959	14,294,608	74,709	(8,728,974)	5,681,302
Common stock to be issued for services, value			12,000		12,000
Stock options issued for services		86,450			86,450
Net loss				(438,360)	(438,360)
Ending balance, shares at Sep. 30, 2020	40,959,741
Ending balance, value at Sep. 30, 2020	$ 40,959	$ 14,381,058	$ 86,709	$ (9,167,334)	$ 5,341,392